Prospectus	December 1, 2008

ASG Global Alternatives Fund

AlphaSimplex Group, LLC

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a crime.

For general information on the Fund or any of its services and for assistance in opening an account, contact your financial representative or call Natixis Funds.

Natixis Funds P.O. Box 219579 Kansas City, MO 64121-9579 • 800-225-5478 • www.funds.natixis.com

Goals, Strategies & Risks
ASG Global Alternatives Fund 2
Fund Fees & Expenses
Fund Fees & Expenses 6
More About Risk
More About Risk 8
Management Team
Meet the Fund’s Investment Adviser and Subadviser 10
Meet the Fund’s Portfolio Managers 12
Fund Services
Investing in the Fund 13
How Sales Charges Are Calculated 14
Compensation to Securities Dealers 16
It’s Easy to Open an Account 17
Buying Shares 19
Selling Shares 21
Selling Shares in Writing 22
Exchanging Shares 22
Restrictions on Buying, Selling and Exchanging Shares 23
How Fund Shares Are Priced 25
Dividends and Distributions 26
Tax Consequences 26
Additional Investor Services 28
Financial Performance
Financial Performance 29
Glossary of Terms
Glossary of Terms 30

If you have any questions about any of the terms used in this Prospectus, please refer to the “Glossary of Terms.”

To learn more about the possible risks of investing in the Fund, please refer to the section “More About Risk.” This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Please see the back cover of this Prospectus for

important privacy policy information.

Goals, Strategies & Risks

ASG Global Alternatives Fund

Adviser:	AlphaSimplex Group, LLC (“AlphaSimplex” or the “Adviser”)
Subadviser:	Reich & Tang Asset Management, LLC (“Reich & Tang” or the “Subadviser”)
Managers:	Adviser: Andrew Lo, Jeremiah Chafkin Subadviser: Robert Rickard

Ticker Symbol:	Class A	Class C
	GAFAX	GAFCX

Investment Goals

The Fund pursues an absolute return strategy that seeks to provide capital appreciation consistent with the return and risk characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indices. The investment goals are non-fundamental and may be changed without shareholder approval. The Fund will provide 60 days’ prior notice to shareholders before changing the investment goals.

Principal Investment Strategies

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. Under normal market conditions, the Adviser typically will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices (including both broad- and narrow-based securities indices), currencies, commodities and other instruments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds.

The Fund seeks to generate absolute returns over time rather than track the performance of any particular index of hedge fund returns. In selecting investments for the Fund, the Adviser uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds. These market exposures may include, for example, exposures to the returns of stocks, fixed income securities (including U.S. and non-U.S. government securities), currencies and commodities. In estimating these market exposures, the Adviser analyzes the returns of hedge funds included in one or more commercially available databases selected by the Adviser (for example, the Lipper TASS hedge fund database), and seeks to use a variety of derivative instruments to capture such exposures in the aggregate while adding value through dynamic allocation among market exposures and volatility management. The Adviser will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion (as defined below), the Adviser will also consider the following factors: (i) the Fund’s obligations under its various derivative positions, (ii) redemption requests, (iii) yield management, (iv) credit management and (v) volatility management. The Fund will not invest directly in hedge funds. The Fund may invest in non-U.S. securities and instruments and securities and instruments traded outside the United States and expects to engage in non-U.S. currency transactions.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s assets. Under normal market conditions, the Fund expects to invest no less than 75% of its assets in money market and other short-term, high quality securities managed by the Subadviser (the “Money Market Portion”). The Adviser will determine the percentage of the Fund’s assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to finance the Fund’s investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the Fund’s shares may decrease in value. The Fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the Fund will not seek to maintain a stable net asset value.

The Subadviser will only invest the assets of the Money Market Portion in high quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security’s maturity and rating. The Subadviser will invest primarily in (i) short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (“U.S. Government Obligations”); (ii) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’

Principal Investment Strategies - continued

acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.

Although the Fund does not intend to invest in physical commodities directly, the Fund does expect to invest in commodity-related derivatives. The Fund intends that its commodity-related investments will be made through a wholly-owned subsidiary organized under the laws of a non-U.S. jurisdiction (the “Commodity Subsidiary”). Under normal market conditions, no more than 10% of the Fund's assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund may concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its assets in securities and other obligations of issuers in such industry.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.

The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time. As a temporary defensive measure, the Fund may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities and take other defensive positions as the Adviser deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. The Fund does not represent a complete investment program. The Fund’s net asset value may fluctuate substantially over time. You may lose money by investing in the Fund.

Because of the Fund’s extensive use of derivative instruments, the Fund will be subject to many of the risks below indirectly through its derivative transactions rather than directly through investment in the actual securities themselves. For example, to the extent the Fund enters into a futures contract on an equity index, the Fund will be subject to “equity securities” risk.

Credit/Counterparty risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Lower-rated fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. Foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Commodity risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Concentrated investment risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund’s shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial service industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.

Principal Investment Risks - continued

Currency risk: This is the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may cause the value of the Fund’s investments to decline.

Derivatives risk: Derivatives are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. Examples of derivatives include futures contracts, swaps and forward transactions. The Fund expects to make extensive use of derivative transactions, and anticipates that the majority of its returns will be attributable to its derivative transactions. Therefore, the performance of the Fund will depend to a great extent on the success of the Adviser’s derivative strategies. This use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes. The Fund’s use of derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions.

Equity securities risk: You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or industry or in the stock market as a whole. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Equity securities may take the form of stock in corporations, limited partnership interests or interests in limited liability companies, real estate investment trusts (“REITs”) or other trusts and other similar securities.

Foreign securities risk: This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment.

Hedge Fund risk: Hedge funds are typically unregulated private investment pools available only to sophisticated investors. They are often illiquid and highly leveraged. Although the Fund will not invest directly in hedge funds, because the Fund’s investments are intended to provide exposure to the factors that drive hedge fund returns, an investment in the Fund will be subject to many of the same risks associated with an investment in a diversified portfolio of hedge funds. Therefore, the Fund’s performance may be lower than the returns of the broader stock market and the Fund’s net asset value may fluctuate substantially over time.

Index/Tracking Error risk: Although the Fund does not seek to track any particular index, the Fund seeks to analyze the factors that drive hedge fund returns, as determined by reference to one or more indices. These indices may not provide an accurate representation of hedge fund returns generally, and the Adviser’s strategy may not successfully identify or be able to replicate factors that drive returns. There is a risk that hedge fund return data provided by third party hedge fund index providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases. Even if an index does provide an accurate representation of hedge fund returns generally, the Fund’s performance may not match the returns of any such index during any period of time. For example, the Fund’s returns may differ from the returns of an index because of the inability of the Fund’s managers to replicate hedge fund returns (which are based on many different types of assets, including illiquid assets, that may not be available for investment by the Fund) using futures and forward contracts and because of differences in volatility between the Fund’s portfolio and the returns of the index. In addition, unlike an index, the Fund will be subject to a management fee and other Fund-level expenses. Therefore, the returns of the Fund may differ significantly from returns of hedge funds generally, or the returns of any particular index.

Interest rate risk: This is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund’s investments to decline. Generally, the value of fixed-income securities, including short-term fixed-income securities, rises when prevailing interest rates fall and falls when interest rates rise. A significant change in interest rates could cause the Fund’s share price (and the value of your investment) to change.

Issuer risk: The value of the Fund’s investments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Principal Investment Risks - continued

Leverage risk: The risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or, if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk. Although the Adviser will seek to manage the Fund’s risk from the leverage associated with derivative investments by closely monitoring the volatility of such investments, the Adviser may not be successful in this respect.

Liquidity risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities. Investment in derivatives may be especialy illiquid when compared to other securities, especially during periods of market stress. Similarly, at certain times, the market for money market and similar instruments may become illiquid. At these times, it may be difficult to sell securities. Illiquid investments may also be difficult to value.

Management risk: Management risk is the risk that the Adviser’s or Subadviser’s investment techniques could fail to achieve the Fund’s objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The Adviser and Subadviser will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the Adviser or Subadviser expect may appreciate in value may in fact decline. Similarly, in some cases derivative and other investment techniques may be unavailable or the Adviser or Subadviser may determine not to use them, even under market conditions where their use could have benefited the Fund.

Market risk: This is the risk that the value of the Fund’s investments will change as financial markets fluctuate and that prices overall may decline. The value of a company’s securities may fall as a result of factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services. A security’s value also may fall because of factors affecting not just the company, but companies in its industry or in a number of different industries, such as increases in production costs. In addition, the value of the Fund’s derivative investments may fall even when the value of the securities markets is rising. The value of a company’s securities also may be affected by changes in financial market conditions, such as changes in interest rates or currency exchange rates.

Valuation risk: The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

For additional information, see the section “More About Risk.”

Evaluating the Fund’s Past Performance

Because the Fund is new and has not completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus.

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	[1,2]	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)[2]	(3)		1.00%
Redemption fees	None*		None*

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

	Class A	Class C
Management fees[4]	1.15%	1.15%
Distribution and/or service (12b-1) fees	0.25%	1.00%	**
Other expenses[5]	2.81%	2.81%
Total annual fund operating expenses	4.21%	4.96%
Less: fee reduction and/or expense reimbursement[6]	2.61%	2.61%
Net Expenses	1.60%	2.35%

Example

This example***, which is based upon the expenses shown in the “Annual Fund Operating Expenses” table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the Fund for the time periods indicated;
•	Your investment has a 5% return each year;
•	The Fund’s operating expenses remain the same; and
•	All dividends and distributions are reinvested.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C
		(7)	(8)
1 year	$728	$338	$238
3 years	$1,416	$1,113	$1,113
1	A reduced sales charge on Class A shares applies in some cases. See the section “How Sales Charges Are Calculated” within the section “Fund Services.”
2	Does not apply to reinvested distributions.
3	A 1.00% contingent deferred sales charge (“CDSC”) applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within one year after purchase, but not to any other purchases or redemptions of Class A shares. See the section “How Sales Charges Are Calculated” within the section “Fund Services.”
4	Includes an estimate of 0.12% of management fees borne by the Fund through investments made through the Commodity Subsidiary.
5	“Other expenses” are based on estimated amounts for the current fiscal year and include expenses estimated to be indirectly borne by the Fund through investments in certain pooled investment vehicles (“Acquired Fund Fees and Expenses”) of less than 0.01% of the Fund’s average daily net assets and 0.12% of expenses borne by the Fund through investments made through the Commodity Subsidiary.
6

The Adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of brokerage expenses, Acquired Fund Fees and Expenses (as defined below), interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses, to 1.60% and 2.35% of the Fund’s average daily net assets for Classes A and C shares, respectively. This undertaking is in effect through April 30, 2010 and may be terminated only with the consent of the Board of Trustees. However, the Board of

Trustees does not intend to terminate this undertaking. The Fund’s Adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed it has borne through the undertakings described in this footnote to the extent that a class’ expenses in later periods fall below the annual rates set forth in the relevant undertaking. The Adviser may not recover any such reduced fees and expenses with respect to a class more than one year after the end of the fiscal year in which the fee/expense was deferred.

7	Assumes redemption at end of period.
8	Assumes no redemption at end of period.
*	Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers or $20.50 for overnight delivery. These fees are subject to change.
**	Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the Financial Industry Regulatory Authority.
***	The examples do not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The examples are based on the Net Expenses for a nineteen month period and on Total Annual Fund Operating Expenses for the remaining periods.

A “snapshot” of the Fund’s investments will be found in the Fund’s annual and semiannual reports, when available. In addition, a list of the Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days, will be available on the Fund’s website at www.funds.natixis.com (click on “Fund Information” and then “Portfolio Holdings”). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information.

More About Risk

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in a Fund are described in the Fund summary under “Principal Investment Risks.” The following is a list of non-principal risks to which the Fund may be subject because of its investment in various types of securities or engagement in various practices. Because of the Fund’s extensive use of derivative investments, the Fund will be subject to many of the risks below indirectly through its derivative transactions rather than directly through investment in the securities themselves.

Commodity Subsidiary Risk The risk associated with investing in a wholly-owned commodity subsidiary organized under the laws of a non-U.S. jurisdiction, such as the Commodity Subsidiary, which may indirectly expose the Fund to the risks associated with the subsidiary’s investments. The Commodity Subsidiary will not be registered under the Investment Company Act of 1940 (the “1940 Act”), and unless otherwise noted, is not subject to all of the investor protections of the 1940 Act. However, the Commodity Subsidiary is wholly-owned and controlled by the Fund and therefore, it is unlikely that the Commodity Subsidiary will take action contrary to the interests of the Fund or its shareholders. In monitoring compliance with its investment restrictions, the Fund will consider the assets of the Commodity Subsidiary to be assets of the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Commodity Subsidiary. If Cayman Islands law changes such that the Commodity Subsidiary is required to pay Cayman Island taxes, the Fund shareholders may suffer decreased investment returns.

Emerging Markets Risk The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Fixed-Income Securities Rated below Investment Grade Risk Fixed-income securities rated below investment grade, commonly known as “junk bonds,” may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of these securities may be in default or have a currently identifiable vulnerability to default on their payments of principal and interest, or may otherwise be subject to present elements of danger with respect to payments of principal or interest. Securities rated below investment grade may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities.

The secondary markets in which lower-rated securities are traded may be less liquid than the market for higher grade securities. A lack of liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular lower-rated security. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities generally.

Inflation/Deflation Risk Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Information Risk The risk that key information about a security or other instrument is inaccurate or unavailable.

Mortgage-Related Securities Risk Mortgage-related securities, such as Government National Mortgage Association (“GNMA”) certificates or securities issued by the Federal National Mortgage Association (“Fannie Mae”), differ from traditional fixed-income securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will increase yield to maturity. If the Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. These securities will decrease in value as a result of increases in interest rates generally, and they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments.

Opportunity Risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Political Risk The risk of losses directly attributable to government or political actions.

Repurchase Agreement Risk Under a repurchase agreement, a fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate of interest unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on its cash at minimal market risk. There is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including possible declines in the value of the underlying security, possible reduced levels of income, inability to enforce rights and expenses involved in attempted enforcement. Repurchase agreements maturing in more than seven days may be considered illiquid securities.

U.S. Government Securities Risk Investments in certain U.S. Government securities may not be supported by the full faith and credit of the U.S. Government. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

Management Team

Meet the Fund’s Investment Adviser and Subadviser

The Natixis Funds family (as defined below) currently includes 24 mutual funds, including the Fund. The Natixis Funds family had combined assets of $24 billion as of September 30, 2008. Natixis Funds are distributed through Natixis Distributors, L.P. (the “Distributor”). This Prospectus covers the ASG Global Alternatives Fund, which, along with the Natixis Income Funds, Natixis Diversified Portfolios, Natixis Equity Funds, Loomis Sayles Global Markets Fund, Loomis Sayles Growth Fund, Loomis Sayles Research Fund, Loomis Sayles Value Fund, Gateway Fund, Delafield Select Fund, Vaughan Nelson Value Opportunity Fund and Natixis Cash Management Trust – Money Market Series (the “Money Market Fund”), constitute the “Natixis Funds.”

Adviser and Subadviser

AlphaSimplex Group, LLC (“AlphaSimplex”), located at One Cambridge Center, Cambridge, Massachusetts 02142, serves as the adviser to the Fund. The Adviser is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally by three large French financial services entities: Natixis, an investment banking and financial services firm which is publicly traded on Euronext in Paris; the Caisse Nationale des Caisses d’Epargne, a financial institution owned by French regional savings banks known as the Caisses d’Epargne; and Banque Fédérale des Banques Populaires, a financial institution owned by regional cooperative banks known as the Banques Populaires. Natixis US has 14 principal subsidiary or affiliated asset management firms that collectively had over $262.3 billion in assets under management as of September 30, 2008. The Adviser was founded in 1999 and as of September 30, 2008, it serves as investment adviser or subadviser with respect to assets of $610 million (including notional assets covered by overlay strategies).

Reich & Tang Asset Management, LLC (“Reich & Tang”), located at 600 Fifth Avenue, New York, New York 10020, serves as the subadviser to the Fund and is also a subsidiary of Natixis U.S. The Subadviser’s origins date back to 1970, and as of September 30, 2008, it serves as investment adviser or subadviser with respect to assets of approximately $14.7 billion.

The aggregate advisory and subadvisory fees to be paid by the Fund as a percentage of the Fund’s average daily net assets are 1.15%.

A discussion of the factors considered by the Board of Trustees in approving the Fund’s investment advisory agreement and sub-advisory agreement will be included in the Fund’s initial shareholder report covering the period in which the approval occurred.

Portfolio Trades

In placing portfolio trades, the Adviser and Subadviser may use brokerage firms that market the Fund’s shares or are affiliated with Natixis US and the Adviser. In placing trades, the Adviser and Subadviser will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Transactions with Other Investment Companies. Pursuant to Securities and Exchange Commission (“SEC”) exemptive relief, the Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) or its affiliates (“Central Funds”). The Central Funds currently include the Money Market Fund and Daily Income Fund. Daily Income Fund is advised by Reich & Tang, and the Money Market Fund is advised by Natixis Advisors and subadvised by Reich & Tang. Because Natixis Advisors, Reich & Tang and AlphaSimplex are each subsidiaries of Natixis US, the Funds and the Central Funds may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Fund may also make investments in related investment companies to the extent permitted by SEC regulation.

Pursuant to such exemptive relief, the Fund may also borrow and lend money for temporary or emergency purposes directly to and from other funds through an interfund credit facility. In addition to the Fund and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis, Sayles & Company, L.P., AEW Management and Advisors, L.P., AlphaSimplex, BlackRock Investment Management, LLC (“BlackRock”), Dreman Value Management, LLC (“Dreman”), Gateway Investment Advisers, LLC, Harris Associates L.P., Hansberger Global Investors, Inc. and Vaughan Nelson Investment Management, L.P. Each of these advisers and subadvisers (except for BlackRock and Dreman) are subsidiaries of Natixis US and are thus “affiliated persons” under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Fund and other funds are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Central Funds will participate in the credit facility described above only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and the Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should the Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Fund may engage in the transactions described above without further notice to shareholders.

Management Team

Meet the Fund’s Portfolio Managers

Adviser

Andrew W. Lo

Dr. Lo founded AlphaSimplex in 1999 and has served as the firm's Chief Scientific Officer since that time. He is also Chairman of AlphaSimplex's Investment Committee and a member of AlphaSimplex’s Risk Committee. Dr. Lo has been a co-portfolio manager of the Fund since September 2008. Dr. Lo is the Harris & Harris Group Professor at Massachusetts Institute of Technology (“MIT”) and Director of MIT’s Laboratory for Financial Engineering.

Jeremiah H. Chafkin

Mr. Chafkin has served as President of AlphaSimplex since 2007. He is also a member of AlphaSimplex’s Investment Commitee and Risk Committee. Mr. Chafkin has been a co-portfolio manager of the Fund since September 2008. From 2006 until November 2007, Mr. Chafkin was President and Chief Executive Officer of the U.S. division of Natixis Global Asset Management. Prior to that time, he headed investment advice and research for Charles Schwab & Co. and served as president of Charles Schwab Investment Management.

Subadviser

Robert S. Rickard

Mr. Rickard is a Senior Vice President of Reich & Tang, and head of Portfolio Management and Trading for the Reich & Tang Funds division, which specializes in cash management strategies. Mr. Rickard has been a co-portfolio manager of the Fund since September 2008. Mr. Rickard has focused on the management of short-term assets since joining Reich & Tang’s investment staff in 1992. Mr. Rickard holds a Master of Business Administration degree in Finance from Pace University and a Bachelor of Science in Accounting from Siena College.

Please see the Fund’s Statement of Additional Information (“SAI”) for information on Portfolio Manager compensation, other accounts under management by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Fund.

Fund Services

Investing in the Fund

Choosing a Share Class

The Fund offers Class A and Class C shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon the size of your investment and how long you intend to hold your shares. Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

Class A Shares

•	You pay a sales charge when you buy Class A shares. There are several ways to reduce this charge. See the section “How Sales Charges Are Calculated.”

•	You pay lower annual expenses than Class C shares, giving you the potential for higher returns per share.

•	You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemptions if you redeem these shares within one year of purchase.

Class C Shares

•	You do not pay a sales charge when you buy Class C shares. All of your money goes to work for you right away.

•	You pay higher annual expenses than Class A shares.

•	You may pay a charge on redemptions if you sell your shares within one year of purchase.

•	Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than eight years, you’ll pay higher expenses than shareholders of other classes.

•	Investors will not be permitted to purchase $1 million or more of Class C shares as a single investment per account. There may be certain exceptions to this restriction for omnibus and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemptions if you redeem Class A shares within one year of purchase.

For information about the Fund’s expenses, see the section “Fund Fees & Expenses” in this Prospectus.

Certificates

Certificates will not be issued for any class of shares.

Fund Services

How Sales Charges Are Calculated

Class A Shares

The price that you pay when you buy Class A shares (the “offering price”) is their net asset value plus a sales charge (sometimes called a “front-end sales charge”) which varies depending upon the size of your purchase:

	Class A Sales Charges**
Your Investment	As a % of offering price	As a % of your investment
Less than $50,000	5.75%	6.10%
$ 50,000 – $ 99,999	4.50%	4.71%
$100,000 – $249,999	3.50%	3.63%
$250,000 – $499,999	2.50%	2.56%
$500,000 – $999,999	2.00%	2.04%
$1,000,000 or more*	0.00%	0.00%

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

*	For purchases of Class A shares of the Fund of $1 million or more, there is no front-end sales charge, but a CDSC of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section “How the CDSC is Applied to Your Shares.”
**	Not imposed on shares that are purchased with reinvested dividends or other distributions.

If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that you obtain the proper “breakpoint” discount. It will be necessary at the time of purchase to inform the Distributor and the financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold shares, including accounts with other financial intermediaries and your family members’ and other related party accounts, in order to verify your eligibility for a reduced sales charge. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to your account. Additional information concerning sales load breakpoints is available from your financial intermediary, by visiting the Fund’s website at www.funds.natixis.com (click on “sales charges” at the bottom of the home page) or in the Fund’s SAI.

Reducing Front-End Sales Charges

There are several ways you can lower your sales charge for Class A shares, including:

•	Letter of Intent — By signing a Letter of Intent, you may purchase Class A shares of any Natixis Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $100,000 or more over 13 months. Purchases of Class C shares may be used toward meeting the letter of intent.
•	Cumulative Purchase Discount — You may be entitled to a reduced sales charge if your “total investment” reaches a breakpoint for a reduced sales charge. The total investment is determined by adding the amount of your current purchase in a Fund, including the applicable sales charge, to the current public offering price of all series and classes of shares of the Natixis Funds held by you in one or more accounts. If your total investment exceeds a sales charge breakpoint in the table above, the lower sales charge applies to the entire amount of your current purchase in a Fund.
•	Combining Accounts — This allows you to combine shares of multiple Natixis Funds and classes for purposes of calculating your sales charge.

Individual Accounts: You may elect to combine your purchase(s) and your total investment, as defined above, with the purchases and total investment of your spouse, parents, children, siblings, grandparents, grandchildren, in-laws (of those previously mentioned), individual fiduciary accounts, sole proprietorships, single trust estates and any other individuals acceptable to the Distributor.

Certain Retirement Plan Accounts: The Distributor may, in its discretion, combine the purchase(s) and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.

In most instances, individual accounts may not be linked with certain retirement plan accounts for the purposes of calculating sales charges. Savings Incentive Match Plan for Employees of Small Employers (“SIMPLE IRA”) contributions will automatically be linked with those of other participants in the same SIMPLE IRA Plan (Class A shares only). SIMPLE IRA accounts may not be linked with any other Natixis Fund account for rights of accumulation. Please refer to the SAI for more detailed information on combining accounts.

The above-listed ways to reduce front-end sales charges may not apply to the Money Market Fund unless shares are purchased through an exchange from another Natixis Fund.

Eliminating Front-End Sales Charges and CDSCs

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

•	Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;
•	Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor;
•	Fund trustees, former trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (including the Money Market Fund) (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);
•	Participants in certain retirement plans with at least $1 million or more in total plan assets or with 100 eligible employees;
•	Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities;
•	Clients of an adviser or subadviser to any Natixis Fund (including the Money Market Fund) with investments of $25,000 or more in the Natixis Funds; and
•	Clients of Natixis Advisors who invest in a Natixis Fund that does not offer Class Y shares.

In order to receive Class A shares without a front-end sales charge or CDSC, you must notify the Fund of your eligibility at the time of purchase.

Repurchasing Fund Shares

You may apply proceeds from redeeming Class A shares of the Fund to repurchase Class A shares of any Natixis Fund without paying a front-end sales charge. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Natixis Funds in writing (directly or through your financial representative) at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds by sending a new check for some or all of the redemption amount. Please note: for federal income tax purposes, a redemption generally is treated as a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption if the Fund is notified in writing at the time of the repurchase.

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class A shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and CDSC.

Class C Shares

The offering price of Class C shares is their net asset value, without a front-end sales charge. Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of their acquisition. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Natixis Fund (except the Money Market Fund).

Class C Contingent Deferred Sales Charges
Year Since Purchase	CDSC on Shares Being Sold
1st	1.00%
Thereafter	0.00%

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class C shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and CDSC.

How the CDSC is Applied to Your Shares

The CDSC is a sales charge you pay when you redeem certain Fund shares. The CDSC:

•	is calculated based on the number of shares you are selling;
•	is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;
•	is deducted from the proceeds of the redemption unless you request, at the time of the redemption, that it be deducted from the amount remaining in your account; and
•	applies to redemptions made through the anniversary date of their acquisition for years one through six, as applicable.

Fund Services

How Sales Charges Are Calculated (continued)

A CDSC will not be charged on:

•	increases in net asset value above the purchase price; or
•	shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

Exchanges into Shares of the Money Market Fund

If you exchange Class C shares of the Fund into shares of the Money Market Fund, the holding period for purposes of determining the CDSC for Class C shares stops until you exchange back into shares of another Natixis Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

Compensation to Securities Dealers

As part of its business strategies, the Fund pays securities dealers and other financial institutions (collectively, “dealers”) that sell its shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees paid under a plan adopted pursuant to Rule 12b-1 under the 1940 Act). The sales charges, some or all of which may be paid to dealers, are discussed in the section “How Sales Charges Are Calculated.” The Fund’s Class A and Class C shares pay an annual service fee of 0.25% of the average daily net assets. Class C shares are subject to an annual distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class C shares. Because these distribution fees and service fees are paid out of the Fund’s assets on an ongoing basis, over time these fees for Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge and service fees on Class A shares.

The Distributor, the Adviser and their affiliates may, out of their own resources, make payments to dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer’s or intermediary’s clients have invested in the Fund, and other factors. These payments may also take the form of sponsorship of informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and other transfer agency-related services to dealers and intermediaries that sell Fund shares.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Fund’s inclusion on a sales list, including a preferred or select sales list, or in other sales programs. These payments may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial representative and review carefully any disclosure by the dealer or other financial intermediary as to what monies it receives from mutual fund advisers and distributors, as well as how your financial representative is compensated. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive.

Fund Services

It’s Easy to Open an Account

To Open an Account with Natixis Funds:

1.	Read this Prospectus carefully. Except to the extent otherwise permitted by the Distributor, the Fund will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2.	Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document	$1,000	$100
Coverdell Education Savings Accounts	$500	$100
For 403(b)(7) plans using Natixis Funds’ prototype document	$0	$0

The Distributor, in its sole discretion, may lower investment minimums for accounts associated with wrap-fee programs sponsored by certain broker-dealers and investment advisers and for accounts associated with certain other defined contribution plans not using the Natixis Funds’ prototype document.

3.	Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Natixis Funds at 800-225-5478. For more information on Natixis Funds’ investment programs, refer to the section “Additional Investor Services” in this Prospectus.

4.	Use the sections of this Prospectus that follow as your guide for purchasing shares.

Minimum Balance Policy

The Fund, on an annual basis, may deduct a minimum balance fee of $20 for accounts that fall below the minimum amount required to establish an account, as described above. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The valuation of account balances and the deduction of the fee generally occur during September of each calendar year, although they may occur at another date in the year. The fee will not be deducted from Fund positions opened after June 30th of the calendar year in which the fee is assessed. Certain accounts using a Natixis Funds’ prototype document (including IRAs, Keogh plans, 403(b)(7) plans and Coverdell Education Savings Accounts) and accounts associated with defined contribution plans, are excepted from the minimum balance fee.

The Fund, in its sole discretion, may also close an account and send the account holder the proceeds if the account falls below the minimum amount required to establish an account. The valuation of account balances and the liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year. Any account opened after June 30th of a calendar year will not be subject to the liquidation for that calendar year. Certain accounts, such as accounts associated with wrap-fee programs or defined contribution plans are exempt from the liquidation. The determination of whether to deduct the minimum balance fee or close an account is made at the discretion of the Fund.

It is expected that accounts maintained by intermediaries through the National Securities Clearing Corporation will be liquidated rather than assessed a fee if the account balance falls below such minimum, and that directly registered accounts will be assessed a fee rather than be liquidated.

Fund Services

It’s Easy to Open an Account (continued)

Self-Servicing Your Account

Buying or selling shares is easy with the services described below:

Natixis Funds Personal Access Line®

800-225-5478, press 1

Natixis Funds Web Site

www.funds.natixis.com

You have access to your account 24 hours a day by calling the Personal Access Line® from a touch-tone telephone or by visiting us online. Using these customer service options, you may:

•	purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);
•	review your account balance, recent transactions, Fund prices and recent performance;
•	order duplicate account statements; and
•	obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

Fund Services

Buying Shares

Opening an Account	Adding to an Account
Through Your Investment Dealer
• Call your investment dealer for information about opening or adding to an account. Dealers may also charge you a processing or service fee in connection with the purchase of fund shares.
By Mail

•   Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.

•   Mail the check with your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579.

•   Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions”.

•   Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.

•   Complete the investment slip from an account statement or include a letter specifying the Fund name, your class of shares, your account number and the registered account name(s).

•   Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)
• Call your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to 1) obtain a current prospectus for the Fund into which you are exchanging and 2) request an exchange.	• Call your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to request an exchange.
By Wire
• Opening an account by wire is not available.

•   Visit www.funds.natixis.com to add shares to your account by wire. Instruct your bank to transfer funds to State Street Bank & Trust Company, ABA #011000028, and DDA #99011538.

•   Specify the Fund name, your class of shares, your account number and the registered account name(s). Your bank may charge you for such a transfer.

Through Automated Clearing House (“ACH”)
• Although you cannot open an account through ACH, you may add this feature by selecting it on your account application. • Ask your bank or credit union whether it is a member of the ACH system.

•   Call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to add shares to your account through ACH.

• If you have not signed up for the ACH system, please call Natixis Funds or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

•   Shares purchased through ACH may not be available immediately for redemption. See the section “Selling Restrictions.”

Fund Services

Buying Shares (continued)

Opening an Account	Adding to an Account
Automatic Investing Through Investment Builder

•   Although you cannot open an account through Investment Builder, you may add this feature by selecting it on your account application.

•   Ask your bank or credit union whether it is a member of the ACH system.

•   If you have not signed up for Investment Builder, please call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

•   See the section “Additional Investor Services.”

•   Shares purchased through Investment Builder may not be available immediately for redemption. See the section “Selling Restrictions.”

Fund Services

Selling Shares

To Sell Some or All of Your Shares

Certain restrictions may apply. Investments made by check, or through ACH or Investment Builder may not be available immediately for redemption. See the section “Restrictions on Buying, Selling and Exchanging Shares.”

Through Your Investment Dealer
• Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of fund shares.
By Mail

•   Write a letter to request a redemption. Specify the name of your fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section “Selling Shares in Writing.”

•   The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.

•   Mail your request by regular mail to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or by registered, express or certified mail to Natixis Funds, 330 West 9th Street, Kansas City, MO 64105-1514.

•   Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)

•   Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or Natixis Funds at 800-225-5478 or by visiting www.funds.natixis.com.

•   Call Natixis Funds or visit www.funds.natixis.com to request an exchange.

By Wire

•   Complete the “Bank Information” section on your account application.

•   Call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

•   Proceeds (less any applicable CDSC) will generally be wired on the next business day. See the section “Selling Restrictions.” A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.

Through Automated Clearing House

•   Ask your bank or credit union whether it is a member of the ACH system.

•   Complete the “Bank Information” section on your account application.

•   If you have not signed up for the ACH system on your application, please call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

•   Call Natixis Funds or visit www.funds.natixis.com to request an ACH redemption.

•   Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days. See the section “Selling Restrictions.”

By Telephone

•   Call Natixis Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds less any applicable CDSC by mail, by wire or through ACH (see above). Subject to certain restrictions. See the section “Selling Restrictions.”

Fund Services

Selling Shares (continued)

By Systematic Withdrawal Plan (See the section “ Additional Investor Services” for more details.)

•   Call Natixis Funds at 800-225-5478 or your financial representative for more information.

•   Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:

•	your address of record or bank account information has been changed within the past 30 days;
•	you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;
•	a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or
•	the proceeds are sent by check, wire, or in some circumstances ACH to a bank account whose owner(s) do(es) not match the owner(s) of the fund account.

A notary public cannot provide a medallion signature guarantee. The Fund will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:

•	a financial representative or securities dealer;
•	a federal savings bank, cooperative, or other type of bank;
•	a savings and loan or other thrift institution, or a credit union; or
•	a securities exchange or clearing agency.

In some situations additional documentation may be necessary. Please contact your financial representative or Natixis Funds regarding documentation requirements.

Exchanging Shares

In general, you may exchange shares of your Fund for shares of the same class of another Natixis Fund or Loomis Sayles Fund that offers such class of shares, without paying a sales charge or a CDSC (see the sections “Buying Shares” and “Selling Shares”) subject to certain restrictions noted below. For exchanges into the Money Market Fund, the holding period for determining the CDSC, if applicable, for Class C shares will stop and will resume only when an exchange into an applicable Fund occurs. Once the Fund minimum is met, exchanges under the Automatic Exchange Plan must be made for at least $100. All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares.

In certain limited circumstances, accounts participating in wrap fee programs may exchange Class A shares of a fund for Class Y shares of the same fund. In order to exchange shares, a representative of the wrap fee program must contact the Distributor in advance and follow the procedures set forth by the Distributor. In addition, all Class A shares held through the specific wrap fee platform must be exchanged for Class Y shares of the same fund. Shareholders will not be charged any fee as a result of the exchange. The exchange between classes will generally be a non-taxable event to the shareholder.

Fund Services

Restrictions on Buying, Selling and Exchanging Shares

Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in the Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of the Fund’s portfolio, and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities, or small cap securities) may also have increased exposure to these risks. The Fund discourages excessive, short-term trading that may be detrimental to the Fund and its shareholders. The Board of Trustees has adopted the following policies to address and discourage frequent purchases and redemptions of Fund shares.

The Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described above under “Selling Shares.”

Limits on Frequent Trading. Without limiting the right of the Fund and the Distributor to reject any purchase or exchange order, the Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in the Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into the Fund followed by a redemption (including a redemption by exchange) of any amount out of the Fund. The above limits are applicable whether you hold shares directly with the Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or other third party. The preceding is not an exclusive description of activities that the Fund and the Distributor may consider to be “market timing.”

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. The Fund may choose to rely on a financial intermediary’s restrictions on frequent trading in place of the Fund’s own restrictions if the Fund determines, in its discretion, that the financial intermediary’s restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

This policy also does not apply with respect to shares purchased by a fund-of-funds or similar asset allocation program that rebalances its investments no more frequently than quarterly. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from the Fund or the Distributor. The Fund and Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund or of the fund-of-funds or asset allocation program.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of your trading activity.

Accounts Held by Financial Intermediaries. The ability of the Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is more limited in those instances in which the financial intermediary maintains

Fund Services

Restrictions on Buying, Selling and Exchanging Shares (continued)

the record of the Fund’s underlying beneficial owners. In general, the Fund and the Distributor will review trading activity at the omnibus account level. If the Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in market timing or other excessive, short-term trading activity. If the Fund believes that a shareholder has engaged in market timing or other excessive, short-term trading activity in violation of the Fund’s policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder which engaged in such trading, although it may be unable to do so. The Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

Purchase Restrictions

The Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Fund may not be able to open your account if the requested information is not provided. The Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

Selling Restrictions

The table below describes restrictions placed on selling shares of the Fund described in this Prospectus. Please see the SAI for additional information regarding redemption payment policies:

Restriction	Situation
The Fund may suspend the right of redemption or postpone payment for more than 7 days:	• When the NYSE is closed (other than a weekend/holiday) as permitted by the SEC. • During an emergency as permitted by the SEC. • During any other period permitted by the SEC.
The Fund reserves the right to suspend account services or refuse transaction requests:	• With a notice of a dispute between registered owners or death of a registered owner. • With suspicion/evidence of a fraudulent act.

The Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:

• When it is detrimental for the Fund to make cash payments as determined in the sole discretion of the adviser or subadviser.
The Fund may withhold redemption proceeds for 10 days from the purchase date:	• When redemptions are made within 10 calendar days of purchase by check or ACH to allow the check or ACH transaction to clear.

Although most redemptions are made in cash, as described in the SAI, the Fund reserves the right to redeem shares in kind. If a shareholder receives a distribution in kind, the shareholder will bear the market risk associated with the distributed securities and would incur brokerage or other charges in converting the securities to cash.

Fund Services

How Fund Shares Are Priced

“Net asset value” is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities Number of outstanding shares

The net asset value of Fund shares is determined pursuant to policies and procedures approved by the Board of Trustees, as summarized below:

•	A share’s net asset value is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00 p.m. Eastern time. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, the Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Asset Value” in the SAI for more details.
•

The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received “in good order.”1

•

Requests received by the Fund after the NYSE closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the NYSE is open. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received by the transfer agent in “good order.” If the transfer agent receives the order in good order by 4:00 p.m. Eastern time, the shareholder will receive that day’s net asset value. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its net asset value (normally 4:00 p.m. Eastern time) are processed at the net asset value determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the net asset value next determined after your investment dealer submits the order to the Fund.

•	A Fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections “Buying Shares” and “Selling Shares.”

Generally, Fund securities are valued as follows:

•	Equity securities — last sale price on the exchange or market where primarily traded or if there is no reported sale during the day, the closing price.
•	Debt securities (other than short-term obligations) — based upon evaluated bids furnished to a Fund by a pricing service, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
•	Short-term obligations (purchased with an original or remaining maturity of 60 days or less) — amortized cost (which approximates market value).
•	Securities traded on foreign exchanges — market price on the foreign exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security’s value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund’s net asset value is calculated.
•	Options — the Fund generally values index options at the average of the closing bid and asked quotations.
•	Futures — current settlement price.

1	Please see the “Buying Shares” section which provides additional information regarding who can receive a purchase order.

Fund Services

How Fund Shares Are Priced (continued)

•	Foreign Currency Forward Contracts — interpolated prices determined from information provided by an independent pricing service.
•	All other securities — fair market value as determined by the adviser or subadviser of the Fund pursuant to procedures approved by the Board of Trustees.

As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that the Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s net asset value may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Dividends and Distributions

The Fund will generally distribute annually most or all of its net investment income (other than capital gains) in the form of dividends. The Fund expects to distribute substantially all of its net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule for making distributions as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value unless you select one of the following alternatives:

•	Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Natixis Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section “Additional Investor Services.”
•	Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another Natixis Fund.
•	Receive all distributions in cash.

For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year’s distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Fund and does not address any foreign, state or local tax consequences.

The Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify for treatment as a “regulated investment company,” and thus does not expect to pay any federal income tax on income and capital gains that are timely distributed to shareholders.

Taxation of Distributions from the Fund. For federal income tax purposes, distributions of investment income are generally taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments the Fund owned for more than one year over net short-term capital losses and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions attributable to the excess of net short-term capital gains from the sale of investments that the Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Income generated by investments in derivatives, fixed income securities and REITs generally is not eligible for treatment as qualified dividend income.

For taxable years beginning before January 1, 2011, long-term capital gain rates applicable to individuals have been temporarily reduced, in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets.

Dividends and distributions declared by the Fund in October, November or December of one year and paid in January of the next taxable year generally are taxable in the year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities, if any, may be exempt from state and local income taxes. The Fund will advise shareholders annually of the proportion of the Fund’s dividends that are derived from such interest.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholders’s investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized or realized but not distributed. Fund distributions are taxable whether shareholders receive them in cash or in additional shares.

Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable.

Sales or Exchanges of Fund Shares. A redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another Natixis Fund or Money Market Fund) is a taxable event and will generally result in recognition of gain or loss. Gain or loss, if any, recognized on a redemption, sale, exchange or other disposition of Fund shares will be taxed as long-term capital gain or loss if the shares are capital assets in the shareholder’s hands and the shareholder held the shares for more than one year.

Taxation of Certain Investments. The Fund’s investment in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such investments. Thus, the Fund could be required to liquidate investments, including at times when it may not be advantageous to do so, in order to satisfy the distribution requirements applicable to regulated investment companies under the Code.

The Fund’s investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund’s yield on those securities would be decreased. The Fund does not expect that shareholders will be entitled to claim a credit or deduction with respect to such foreign taxes incurred by the Fund. In addition, the Fund’s investments in certain foreign securities or in foreign currencies may be subject to special tax rules that accelerate or increase the recognition of income by the Fund, which may in turn affect the timing or amount of the Fund’s distributions to shareholders.

The Fund’s ability to invest directly in commodities and commodities-related investments is limited by the requirement that at least 90 percent of a regulated investment company’s income must consist of certain types of “qualifying income.” Accordingly, the Fund intends to seek exposure to commodities and commodities-related investments by investing in a wholly-owned Cayman Islands subsidiary that would in turn make such investments. It is possible, however, that the IRS could assert that income derived from the subsidiary does not constitute qualifying income, in which case the ability of the Fund to qualify as a regulated investment company would be adversely affected.

Non-U.S. Shareholders. In general, dividends (other than Capital Gain Dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). For further information, non-U.S. shareholders should consult the SAI.

Fund Services

Tax Consequences (continued)

Backup Withholding. The Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) if the shareholder does not furnish to the Fund certain information and certifications or the shareholder is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

Please see the SAI for additional information on the federal income tax consequences of an investment in the Fund. You should consult your tax adviser for more information on your own situation, including possible federal, state, local, foreign or other applicable taxes.

Additional Investor Services

Retirement Plans

Natixis Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs, SEPs, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled “It’s Easy to Open an Account” for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

Investment Builder Program

This is Natixis Funds’ automatic investment plan. Once you meet the fund minimum, you may authorize automatic monthly transfers of $50 or more per fund from your bank checking or savings account to purchase shares of one or more Natixis Funds. For instructions on how to join the Investment Builder Program, please refer to the section “Buying Shares.”

Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund or the Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund’s net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other Natixis Fund or the Money Market Fund, please read its prospectus carefully.

Automatic Exchange Plan

Natixis Funds have an automatic exchange plan under which shares of a class of a Natixis Fund are automatically exchanged each month for shares of the same class of another Natixis Fund or the Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please see the section “Exchanging Shares” above and refer to the SAI for more information on the Automatic Exchange Plan.

Systematic Withdrawal Plan

This plan allows you to redeem shares and receive payments from your fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan is not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your fund account based upon the value of your Fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section “Selling Shares.”

Natixis Funds Personal Access Line®

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line® to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

Natixis Funds Website

Visit us at www.funds.natixis.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

Financial Performance

Because the Fund has no performance history as of the date of this Prospectus, a financial highlights table for the Fund has not been included in this Prospectus.

Glossary of Terms

Derivative — A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification — The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Inflation — A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate — Rate of interest charged for the use of money, usually expressed at an annual rate.

Maturity — The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets — The Fund’s assets minus its liabilities.

Net asset value (NAV) per share — The market value of one share of the Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing the Fund’s total net assets by the number of shares outstanding.

Volatility — The general variability of a portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield — The rate at which the Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

If you would like more information about the Fund, the following documents will be available free upon request:

Annual and Semiannual Reports — When available, will provide additional information about the Fund’s investments. Each report will include a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the Fund and its investment limitations and policies. The SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

To order a free copy of the Fund’s annual or semiannual report (when available), or its SAI, to request other information about the Fund and to make shareholder inquiries generally, contact your financial representative, or call the Fund at 800-225-5478.

Important Notice Regarding Delivery of Shareholder Documents:

In our continuing effort to reduce your fund’s expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Fund, including its reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Fund’s reports and SAI are available free from the EDGAR Database on the SEC’s Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090.

Portfolio Holdings — A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

Natixis Distributors, L.P. (“Natixis Distributors”), and other firms selling shares of Natixis Funds are members of the Financial Industry Regulatory Authority (“FINRA”). As a service to investors, FINRA has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting FINRA at 800-289-9999 or by visiting its website at www.FINRA.org.

Natixis Distributors distributes the Natixis Funds and Loomis Sayles Funds. If you have a complaint concerning Natixis Distributors or any of its representatives or associated persons, please direct it to Natixis Distributors, L.P., Attn: Director of Compliance, 399 Boylston Street, Boston, MA 02116 or call us at 617-449-2828.

The following information is not part of the prospectus:

Notice of Privacy Policies and Practices

We (1) consider shareholder relationships to be the hallmark of our business and are dedicated to protecting the confidentiality of any nonpublic personal information provided by our customers (2). We understand the trust that our customers place in us and are committed to earning that trust well into the future.

Types of Information Gathered

We collect personal information on applications, forms, documents, transaction histories and correspondence (electronic, written and telephonic) with customers. Through our Web sites we gather information about visitors and their needs submitted through answers to surveys, data input to calculators and information entered onto forms. This information includes but is not limited to name, postal address, e-mail address and social security number. Much of the data collected is statistical in nature and is not generally attributable to any specific customer.

How We Use the Information

We use the information gathered to service your account and to provide you with additional information about products and services. We do not disclose any nonpublic information about current or former customers to any unaffiliated third party except as permitted by law, or at the specific request of the customer. The information we collect, as described above, may be shared with our corporate affiliates in the financial services industry in order to enhance and improve customer communications, services, and products designed to meet our customers’ needs. We may disclose some or all of the above information to affiliated and unaffiliated companies that perform marketing and other services (such as preparing and mailing prospectuses, reports and account statements, conducting research on client satisfaction, and gathering votes for shareholder proxies) on our or the Funds’ behalf or to other financial institutions with whom we have joint marketing agreements. These parties that are not affiliated with us have agreed not to use this information for any other purpose.

Policies and Practices to Protect Confidential Information

Only those employees that have a business need for personally identifiable data about our customers are given access to that information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect your nonpublic personal information. For example, we take precautions to help keep our information systems secure, including the use of firewalls for our Internet-based systems. We also use, when appropriate, encryption technologies, user authentication systems and access control mechanisms.

(1) For purposes of this notice the term “we” includes Natixis Funds, Loomis Sayles Funds, Hansberger International Series, Natixis Distributors, L.P., and their advisory affiliates which include Natixis Asset Management Advisors, L.P., Loomis, Sayles & Company, L.P. and all of their successors.

(2) For purposes of this notice, the terms customer or customers include both shareholders of mutual funds in the Natixis Funds, Loomis Sayles Funds, Hansberger International Series and individuals who provide nonpublic personal information, but do not invest in the Funds.

XAS51-1208

(Investment Company Act File No. 811-00242)

Prospectus	December 1, 2008

Class Y

ASG Global Alternatives Fund

AlphaSimplex Group, LLC

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a crime.

For general information on the Fund or any of its services and for assistance in opening an account, contact your financial representative or call Natixis Funds.

Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 • 800-225-5478 • www.funds.natixis.com

Goals, Strategies & Risks
ASG Global Alternatives Fund 2
Fund Fees & Expenses
Fund Fees & Expenses 6
More About Risk
More About Risk 8
Management Team
Meet the Fund’s Investment Adviser and Subadviser 10
Meet the Fund’s Portfolio Managers 12
Fund Services
It’s Easy to Open an Account 13
Buying Shares 14
Selling Shares 15
Selling Shares in Writing 16
Exchanging Shares 16
Restrictions on Buying, Selling and Exchanging Shares 16
How Fund Shares Are Priced 18
Dividends and Distributions 20
Tax Consequences 20
Compensation to Securities Dealers 21
Financial Performance
Financial Performance 23
Glossary of Terms
Glossary of Terms 24

If you have any questions about any of the terms used in this Prospectus, please refer to the “Glossary of Terms.”

To learn more about the possible risks of investing in the Fund, please refer to the section “More About Risk.” This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Please see the back cover of this Prospectus for

important privacy policy information.

Goals, Strategies & Risks

ASG Global Alternatives Fund

Adviser:	AlphaSimplex Group, LLC (“AlphaSimplex” or the “Adviser”)
Subadviser:	Reich & Tang Asset Management, LLC (“Reich & Tang” or the “Subadviser”)
Managers:	Adviser: Andrew Lo, Jeremiah Chafkin Subadviser: Robert Rickard

Ticker Symbol:	Class Y
GAFYX

Investment Goals

The Fund pursues an absolute return strategy that seeks to provide capital appreciation consistent with the return and risk characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indices. The investment goals are non-fundamental and may be changed without shareholder approval. The Fund will provide 60 days’ prior notice to shareholders before changing the investment goals.

Principal Investment Strategies

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. Under normal market conditions, the Adviser typically will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices (including both broad- and narrow-based securities indices), currencies, commodities and other instruments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds.

The Fund seeks to generate absolute returns over time rather than track the performance of any particular index of hedge fund returns. In selecting investments for the Fund, the Adviser uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds. These market exposures may include, for example, exposures to the returns of stocks, fixed income securities (including U.S. and non-U.S. government securities), currencies and commodities. In estimating these market exposures, the Adviser analyzes the returns of hedge funds included in one or more commercially available databases selected by the Adviser (for example, the Lipper TASS hedge fund database), and seeks to use a variety of derivative instruments to capture such exposures in the aggregate while adding value through dynamic allocation among market exposures and volatility management. The Adviser will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion (as defined below), the Adviser will also consider the following factors: (i) the Fund’s obligations under its various derivative positions, (ii) redemption requests, (iii) yield management, (iv) credit management and (v) volatility management. The Fund will not invest directly in hedge funds. The Fund may invest in non-U.S. securities and instruments and securities and instruments traded outside the United States and expects to engage in non-U.S. currency transactions.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s assets. Under normal market conditions, the Fund expects to invest no less than 75% of its assets in money market and other short-term, high quality securities managed by the Subadviser (the “Money Market Portion”). The Adviser will determine the percentage of the Fund’s assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to finance the Fund’s investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the Fund’s shares may decrease in value. The Fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the Fund will not seek to maintain a stable net asset value.

The Subadviser will only invest the assets of the Money Market Portion in high quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security’s maturity and rating. The Subadviser will invest primarily in (i) short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (“U.S. Government Obligations”); (ii) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances

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Principal Investment Strategies - continued

issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.

Although the Fund does not intend to invest in physical commodities directly, the Fund does expect to invest in commodity-related derivatives. The Fund intends that its commodity-related investments will be made through a wholly-owned subsidiary organized under the laws of a non-U.S. jurisdiction (the “Commodity Subsidiary”). Under normal market conditions, no more than 10% of the Fund’s assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund may concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its assets in securities and other obligations of issuers in such industry.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time. As a temporary defensive measure, the Fund may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities and take other defensive positions as the Adviser deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. The Fund does not represent a complete investment program. The Fund’s net asset value may fluctuate substantially over time. You may lose money by investing in the Fund.

Because of the Fund’s extensive use of derivative instruments, the Fund will be subject to many of the risks below indirectly through its derivative transactions rather than directly through investment in the actual securities themselves. For example, to the extent the Fund enters into a futures contract on an equity index, the Fund will be subject to “equity securities” risk.

Credit/Counterparty risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Lower-rated fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. Foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Commodity risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Concentrated investment risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund’s shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial service industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.

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Principal Investment Risks - continued

Currency risk: This is the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may cause the value of the Fund’s investments to decline.

Derivatives risk: Derivatives are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. Examples of derivatives include futures contracts, swaps and forward transactions. The Fund expects to make extensive use of derivative transactions, and anticipates that the majority of its returns will be attributable to its derivative transactions. Therefore, the performance of the Fund will depend to a great extent on the success of the Adviser’s derivative strategies. This use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes. The Fund’s use of derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions.

Equity securities risk: You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or industry or in the stock market as a whole. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Equity securities may take the form of stock in corporations, limited partnership interests or interests in limited liability companies, real estate investment trusts (“REITs”) or other trusts and other similar securities.

Foreign securities risk: This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment.

Hedge Fund risk: Hedge funds are typically unregulated private investment pools available only to sophisticated investors. They are often illiquid and highly leveraged. Although the Fund will not invest directly in hedge funds, because the Fund’s investments are intended to provide exposure to the factors that drive hedge fund returns, an investment in the Fund will be subject to many of the same risks associated with an investment in a diversified portfolio of hedge funds. Therefore, the Fund’s performance may be lower than the returns of the broader stock market and the Fund’s net asset value may fluctuate substantially over time.

Index/Tracking Error risk: Although the Fund does not seek to track any particular index, the Fund seeks to analyze the factors that drive hedge fund returns, as determined by reference to one or more indices. These indices may not provide an accurate representation of hedge fund returns generally, and the Adviser’s strategy may not successfully identify or be able to replicate factors that drive returns. There is a risk that hedge fund return data provided by third party hedge fund index providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases. Even if an index does provide an accurate representation of hedge fund returns generally, the Fund’s performance may not match the returns of any such index during any period of time. For example, the Fund’s returns may differ from the returns of an index because of the inability of the Fund’s managers to replicate hedge fund returns (which are based on many different types of assets, including illiquid assets, that may not be available for investment by the Fund) using futures and forward contracts and because of differences in volatility between the Fund’s portfolio and the returns of the index. In addition, unlike an index, the Fund will be subject to a management fee and other Fund-level expenses. Therefore, the returns of the Fund may differ significantly from returns of hedge funds generally, or the returns of any particular index.

Interest rate risk: This is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund’s investments to decline. Generally, the value of fixed-income securities, including short-term fixed-income securities, rises when prevailing interest rates fall and falls when interest rates rise. A significant change in interest rates could cause the Fund’s share price (and the value of your investment) to change.

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Principal Investment Risks - continued

Issuer risk: The value of the Fund’s investments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Leverage risk: The risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or, if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk. Although the Adviser will seek to manage the Fund’s risk from the leverage associated with derivative investments by closely monitoring the volatility of such investments, the Adviser may not be successful in this respect.

Liquidity risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities. Investment in derivatives may be especially illiquid when compared to other securities, especially during periods of market stress. Similarly, at certain times, the market for money market and similar instruments may become illiquid. At these times, it may be difficult to sell securities. Illiquid investments may also be difficult to value.

Management risk: Management risk is the risk that the Adviser’s or Subadviser’s investment techniques could fail to achieve the Fund’s objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The Adviser and Subadviser will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the Adviser or Subadviser expect may appreciate in value may in fact decline. Similarly, in some cases derivative and other investment techniques may be unavailable or the Adviser or Subadviser may determine not to use them, even under market conditions where their use could have benefited the Fund.

Market risk: This is the risk that the value of the Fund’s investments will change as financial markets fluctuate and that prices overall may decline. The value of a company’s securities may fall as a result of factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services. A security’s value also may fall because of factors affecting not just the company, but companies in its industry or in a number of different industries, such as increases in production costs. In addition, the value of the Fund’s derivative investments may fall even when the value of the securities markets is rising. The value of a company’s securities also may be affected by changes in financial market conditions, such as changes in interest rates or currency exchange rates.

Valuation risk: The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

For additional information, see the section “More About Risk.”

Evaluating the Fund’s Past Performance

Because the Fund is new and has not completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus.

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Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Class Y
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Redemption fees	None	*

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

Class Y
Management fees[1]	1.15%
Distribution and/or service (12b-1) fees	0.00%
Other expenses[2]	0.52%
Total Annual Fund Operating Expenses	1.67%
Less: Fee Reduction and/or Expense Reimbursement[3]	0.32%
Net Expenses	1.35%

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Fund Fees & Expenses (continued)

Example

This example**, which is based upon the expenses shown in the “Annual Fund Operating Expenses” table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the Fund for the time periods indicated;
•	Your investment has a 5% return each year;
•	The Fund’s operating expenses remain the same; and
•	All dividends and distributions are reinvested.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$137
3 years	$482
1	Includes an estimate of 0.12% of management fees borne by the Fund through investments made through the Commodity Subsidiary.
2	“Other expenses” are based on estimated amounts for the current fiscal year and include expenses estimated to be indirectly borne by the Fund through investments in certain pooled investment vehicles (“Acquired Fund Fees and Expenses”) of less than 0.01% of the Fund’s average daily net assets and 0.12% of expenses borne by the Fund through investments made through the Commodity Subsidiary.
3	The Adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of brokerage expenses, Acquired Fund Fees and Expenses (as defined below), interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses, to 1.35% of the Fund’s average daily net assets for Class Y shares. This undertaking is in effect through April 30, 2010 and may be terminated only with the consent of the Board of Trustees. However, the Board of Trustees does not intend to terminate this undertaking. The Fund’s Adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed it has borne through the undertaking described in this footnote to the extent that Class Y’s expenses in later periods fall below the annual rates set forth in the relevant undertaking. The Adviser may not recover any such reduced fees and expenses with respect to a class more than one year after the end of the fiscal year in which the fee/expense was deferred.
*	Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers or $20.50 for overnight delivery. These fees are subject to change.
**	The example is based on the Net Expenses for a nineteen month period and on Total Annual Fund Operating Expenses for the remaining periods.

A “snapshot” of the Fund’s investments will be found in the Fund’s annual and semiannual reports, when available. In addition, a list of the Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days, will be available on the Fund’s website at www.funds.natixis.com (click on “Fund Information” and then “Portfolio Holdings”). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information.

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More About Risk

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in a Fund are described in the Fund summary under “Principal Investment Risks.” The following is a list of non-principal risks to which the Fund may be subject because of its investment in various types of securities or engagement in various practices. Because of the Fund’s extensive use of derivative investments, the Fund will be subject to many of the risks below indirectly through its derivative transactions rather than directly through investment in the securities themselves.

Commodity Subsidiary Risk The risk associated with investing in a wholly-owned commodity subsidiary organized under the laws of a non-U.S. jurisdiction, such as the Commodity Subsidiary, which may indirectly expose the Fund to the risks associated with the subsidiary’s investments. The Commodity Subsidiary will not be registered under the Investment Company Act of 1940 (the “1940 Act”), and unless otherwise noted, is not subject to all of the investor protections of the 1940 Act. However, the Commodity Subsidiary is wholly-owned and controlled by the Fund and therefore, it is unlikely that the Commodity Subsidiary will take action contrary to the interests of the Fund or its shareholders. In monitoring compliance with its investment restrictions, the Fund will consider the assets of the Commodity Subsidiary to be assets of the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Commodity Subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Commodity Subsidiary. If Cayman Islands law changes such that the Commodity Subsidiary is required to pay Cayman Island taxes, the Fund shareholders may suffer decreased investment returns.

Emerging Markets Risk The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Fixed-income Securities Rated Below Investment Grade Risk Fixed-income securities rated below investment grade, commonly known as “junk bonds,” may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of these securities may be in default or have a currently identifiable vulnerability to default on their payments of principal and interest, or may otherwise be subject to present elements of danger with respect to payments of principal or interest. Securities rated below investment grade may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities.

The secondary markets in which lower-rated securities are traded may be less liquid than the market for higher grade securities. A lack of liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular lower-rated security. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities generally.

Inflation/Deflation Risk Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Information Risk The risk that key information about a security or other instrument is inaccurate or unavailable.

Mortgage-Related Securities Risk Mortgage-related securities, such as Government National Mortgage Association (“GNMA”) certificates or securities issued by the Federal National Mortgage Association (“Fannie Mae”), differ from traditional fixed-income securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will increase yield to maturity. If the Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. These securities will decrease in value as a result of increases in interest rates generally, and they are

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likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments.

Opportunity Risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Political Risk The risk of losses directly attributable to government or political actions.

Repurchase Agreement Risk Under a repurchase agreement, a fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate of interest unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on its cash at minimal market risk. There is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including possible declines in the value of the underlying security, possible reduced levels of income, inability to enforce rights and expenses involved in attempted enforcement. Repurchase agreements maturing in more than seven days may be considered illiquid securities.

U.S. Government Securities Risk Investments in certain U.S. Government securities may not be supported by the full faith and credit of the U.S. Government. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

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Management Team

Meet the Fund’s Investment Adviser and Subadviser

The Natixis Funds family (as defined below) currently includes 24 mutual funds, including the Fund. The Natixis Funds family had combined assets of $24 billion as of September 30, 2008. Natixis Funds are distributed through Natixis Distributors, L.P. (the “Distributor”). This Prospectus covers the ASG Global Alternatives Fund, which, along with the Natixis Income Funds, Natixis Diversified Portfolios, Natixis Equity Funds, Loomis Sayles Global Markets Fund, Loomis Sayles Growth Fund, Loomis Sayles Research Fund, Loomis Sayles Value Fund, Gateway Fund, Delafield Select Fund, Vaughan Nelson Value Opportunity Fund and Natixis Cash Management Trust — Money Market Series (the “Money Market Fund”), constitute the “Natixis Funds.”

Adviser and Subadviser

AlphaSimplex Group, LLC (“AlphaSimplex”), located at One Cambridge Center, Cambridge, Massachusetts 02142, serves as the adviser to the Fund. The Adviser is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally by three large French financial services entities: Natixis, an investment banking and financial services firm which is publicly traded on Euronext in Paris; the Caisse Nationale des Caisses d’Epargne, a financial institution owned by French regional savings banks known as the Caisses d’Epargne; and Banque Fédérale des Banques Populaires, a financial institution owned by regional cooperative banks known as the Banques Populaires. Natixis US has 14 principal subsidiary or affiliated asset management firms that collectively had over $262.3 billion in assets under management as of September 30, 2008. The Adviser was founded in 1999 and as of September 30, 2008, it serves as investment adviser or subadviser with respect to assets of $610 million (including notional assets covered by overlay strategies).

Reich & Tang Asset Management, LLC (“Reich & Tang”), located at 600 Fifth Avenue, New York, New York 10020, serves as the subadviser to the Fund and is also a subsidiary of Natixis U.S. The Subadviser’s origins date back to 1970, and as of September 30, 2008, it serves as investment adviser or subadviser with respect to assets of approximately $14.7 billion.

The aggregate advisory and subadvisory fees to be paid by the Fund as a percentage of the Fund’s average daily net assets are 1.15%.

A discussion of the factors considered by the Board of Trustees in approving the Fund’s investment advisory agreement and sub-advisory agreement will be included in the Fund’s initial shareholder report covering the period in which the approval occurred.

Portfolio Trades

In placing portfolio trades, the Adviser and Subadviser may use brokerage firms that market the Fund’s shares or are affiliated with Natixis US and the Adviser. In placing trades, the Adviser and Subadviser will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Transactions with Other Investment Companies. Pursuant to Securities and Exchange Commission (“SEC”) exemptive relief, the Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) or its affiliates (“Central Funds”). The Central Funds currently include the Money Market Fund and Daily Income Fund. Daily Income Fund is advised by Reich & Tang, and the Money Market Fund is advised by Natixis Advisors and subadvised by Reich & Tang. Because Natixis Advisors, Reich & Tang and AlphaSimplex are each subsidiaries of Natixis US, the Funds and the Central Funds may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Fund may also make investments in related investment companies to the extent permitted by SEC regulation.

Pursuant to such exemptive relief, the Fund may also borrow and lend money for temporary or emergency purposes directly to and from other funds through an interfund credit facility. In addition to the Fund and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis, Sayles & Company, L.P., AEW Management and Advisors, L.P., AlphaSimplex, BlackRock Investment Management, LLC (“BlackRock”),

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Dreman Value Management, LLC (“Dreman”), Gateway Investment Advisers, LLC, Harris Associates L.P., Hansberger Global Investors, Inc. and Vaughan Nelson Investment Management, L.P. Each of these advisers and subadvisers (except for BlackRock and Dreman) are subsidiaries of Natixis US and are thus “affiliated persons” under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Fund and other funds are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Central Funds will participate in the credit facility described above only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and the Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should the Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Fund may engage in the transactions described above without further notice to shareholders.

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Management Team

Meet the Fund’s Portfolio Managers

Adviser

Andrew W. Lo

Dr. Lo founded AlphaSimplex in 1999 and has served as the firm’s Chief Scientific Officer since that time. He is also Chairman of AlphaSimplex’s Investment Committee and a member of AlphaSimplex’s Risk Committee. Dr. Lo has been a co-portfolio manager of the Fund since September 2008. Dr. Lo is the Harris & Harris Group Professor at Massachusetts Institute of Technology (“MIT”) and Director of MIT’s Laboratory for Financial Engineering.

Jeremiah H. Chafkin

Mr. Chafkin has served as President of AlphaSimplex since 2007. He is also a member of AlphaSimplex’s Investment Commitee and Risk Committee. Mr. Chafkin has been a co-portfolio manager of the Fund since September 2008. From 2006 until November 2007, Mr. Chafkin was President and Chief Executive Officer of the U.S. division of Natixis Global Asset Management. Prior to that time, he headed investment advice and research for Charles Schwab & Co. and served as president of Charles Schwab Investment Management.

Subadviser

Robert S. Rickard

Mr. Rickard is a Senior Vice President of Reich & Tang, and head of Portfolio Management and Trading for the Reich & Tang Funds division, which specializes in cash management strategies. Mr. Rickard has been a co-portfolio manager of the Fund since September 2008. Mr. Rickard has focused on the management of short-term assets since joining Reich & Tang’s investment staff in 1992. Mr. Rickard holds a Master of Business Administration degree in Finance from Pace University and a Bachelor of Science in Accounting from Siena College.

Please see the Fund’s Statement of Additional Information (“SAI”) for information on Portfolio Manager compensation, other accounts under management by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Fund.

12

Fund Services

It’s Easy to Open an Account

To Open an Account with Natixis Funds:

1.	Read this Prospectus carefully. Except to the extent otherwise permitted by the Distributor, the Fund will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2. Read the following eligibility and minimum investment requirements to determine if you may purchase Class Y shares.

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

•	Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

•	Wrap Fee Programs of certain broker-dealers, the advisers or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.
•	Retirement Plans such as 401(a), 401(k), 457 or 403(b) plans.
•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund as set forth above.
•	Service Accounts through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with the Fund. A fee may be charged to shareholders purchasing through a service account if they effect transactions through such parties, and they should contact such parties regarding information regarding such fees.

At the discretion of Natixis Advisors, clients of Natixis Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Additionally, the following accounts may purchase Class Y shares with no initial or subsequent investment minimum:

•	Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company (“MetLife”) or their affiliates.
•	Deferred Compensation Plan Accounts of New England Life Insurance Company (“NELICO”), MetLife or their affiliates (“Deferred Compensation Accounts”).
•	Separate Accounts of New England Financial, MetLife or their affiliates.

3.	You should contact Natixis Funds at 800-225-5478 for an application or if you have any questions about purchasing Fund shares.

4.	Use the sections of this Prospectus that follow as your guide for purchasing shares.

Certificates

Certificates will not be issued for any class of shares.

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Fund Services

Buying Shares

Opening an Account	Adding to an Account
Through Your Investment Dealer
• Call your investment dealer for information about opening or adding to an account. Dealers may also charge you a processing or service fee in connection with the purchase of Fund shares.
By Mail

•   Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.

•   Mail the check with your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579.

•   Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions”.

•   Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.

•   Complete the investment slip from an account statement or include a letter specifying the Fund name, your class of shares, your account number and the registered account name(s).

•   Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)
• Call your investment dealer or Natixis Funds at 800-225-5478 to 1) obtain a current prospectus for the fund into which you are exchanging and 2) request an exchange.	• Call your investment dealer or Natixis Funds at 800-225-5478 to request an exchange.
By Wire

•   Mail your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579.

•   Call Natixis Funds to obtain an account number and wire transfer instructions. Your bank may charge you for such a transfer.

•   Instruct your bank to transfer funds to State Street Bank & Trust Company, ABA # 011000028, and DDA # 99011538.

•   Specify the Fund name, your class of shares, your account number and the registered account name(s). Your bank may charge you for such a transfer.

Through Automated Clearing House (“ACH”)
• Although you cannot open an account through ACH, you may add this feature by selecting it on your account application. • Ask your bank or credit union whether it is a member of the ACH system.

•   Call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to add shares to your account through ACH.

•   If you have not signed up for the ACH system, please call Natixis Funds or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

•   Shares purchased through ACH may not be available immediately for redemption. See the section “Selling Restrictions.”

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Fund Services

Selling Shares

To Sell Some or All of Your Shares

Certain restrictions may apply. Investments made by check, through ACH or Investment Builder may not be available immediately for redemption. See the section “Restrictions on Buying, Selling and Exchanging Shares.”

Through Your Investment Dealer
• Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of fund shares.
By Mail

•   Write a letter to request a redemption. Specify the name of your fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section “Selling Shares in Writing.”

•   The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.

•   Mail your request by regular mail to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or by registered, express or certified mail to Natixis Funds, 330 West 9th Street, Kansas City, MO 64105-1514.

•   Your proceeds will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)
• Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or Natixis Funds at 800-225-5478. • Call Natixis Funds to request an exchange.
By Wire

•   Complete the “Bank Information” section on your account application.

•   Call Natixis Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

•   Proceeds will generally be wired on the next business day. See the section “Selling Restrictions.” A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.

Through Automated Clearing House

•   Ask your bank or credit union whether it is a member of the ACH system.

•   Complete the “Bank Information” section on your account application.

•   If you have not signed up for the ACH system on your application, please call Natixis Funds at 800-225-5478 for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

•   Call Natixis Funds to request an ACH redemption.

•   Proceeds will generally arrive at your bank within three business days. See the section “Selling Restrictions.”

By Telephone

•   Call Natixis Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds by mail, by wire or through ACH (see above). Subject to certain restrictions. See the section “Selling Restrictions.”

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Fund Services

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:

•	your address of record or bank account information has been changed within the past 30 days;
•	you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;
•	a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or
•	the proceeds are sent by check, wire, or in some circumstances ACH to a bank account whose owner(s) do(es) not match the owner(s) of the fund account.

A notary public cannot provide a medallion signature guarantee. The Fund will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:

•	a financial representative or securities dealer;
•	a federal savings bank, cooperative, or other type of bank;
•	a savings and loan or other thrift institution, or a credit union; or
•	a securities exchange or clearing agency.

In some situations additional documentation may be necessary. Please contact your financial representative or Natixis Funds regarding documentation requirements.

Exchanging Shares

In general, you may exchange Class Y shares of your Fund, subject to minimum investment requirements, for Class Y shares of any Natixis Fund that offers Class Y shares, for Institutional Class shares of any series of Loomis Sayles Funds that offers Institutional Class shares or for Class A shares of the Money Market Fund subject to certain restrictions noted below. Certain Funds that offer Institutional Class shares may be subject to redemption fees. The exchange must be for the minimum to open an account or the total net asset value of your account, whichever is less. All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares.

In certain limited circumstances, accounts participating in wrap fee programs may exchange Class A shares of a fund for Class Y shares of the same fund. In order to exchange shares, a representative of the wrap fee program must contact the Distributor in advance and follow the procedures set forth by the Distributor. In addition, all Class A shares held through the specific wrap fee platform must be exchanged for Class Y shares of the same fund. Shareholders will not be charged any fee as a result of the exchange. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

Restrictions on Buying, Selling and Exchanging Shares

Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in the Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of the Fund’s portfolio, and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities, or small cap securities) may also have increased exposure to these risks. The Fund discourages excessive, short-term trading that may be detrimental to the Fund and its shareholders. The Board of Trustees has adopted the following policies to address and discourage frequent purchases and redemptions of Fund shares.

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The Fund reserves the right to suspend or change the terms of purchasing shares. The Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described above under “Selling Shares.”

Limits on Frequent Trading. Without limiting the right of the Fund and the Distributor to reject any purchase or exchange order, the Fund and the Distributor may (but are not obligated to) restrict purchases for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in the Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase into the Fund followed by a redemption of any amount out of the Fund. The above limits are applicable whether you hold shares directly with the Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or other third party. The preceding is not an exclusive description of activities that the Fund and the Distributor may consider to be “market timing.”

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. The Fund may choose to rely on a financial intermediary’s restrictions on frequent trading in place of the Fund’s own restrictions if the Fund determines, in its discretion, that the financial intermediary’s restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

This policy also does not apply with respect to shares purchased by a fund-of-funds or similar asset allocation program that rebalances its investments no more frequently than quarterly. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from the Fund or the Distributor. The Fund and Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund or of the fund-of-funds or asset allocation program.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of your trading activity.

Accounts Held by Financial Intermediaries. The ability of the Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is more limited in those instances in which the financial intermediary maintains the record of the Fund’s underlying beneficial owners. In general, the Fund and the Distributor will review trading activity at the omnibus account level. If the Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in market timing or other excessive, short-term trading activity. If the Fund believes that a shareholder has engaged in market timing or other excessive, short-term trading activity in violation of the Fund’s policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder which engaged in such trading, although it may be unable to do so. The Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

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Fund Services

Restrictions on Buying, Selling and Exchanging Shares (continued)

Purchase Restrictions

The Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Fund may not be able to open your account if the requested information is not provided. The Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

Selling Restrictions

The table below describes restrictions placed on selling shares of the Fund described in this Prospectus. Please see the SAI for additional information regarding redemption payment policies:

Restriction	Situation
The Fund may suspend the right of redemption or postpone payment for more than 7 days:	• When the NYSE is closed (other than a weekend/holiday) as permitted by the SEC. • During an emergency as permitted by the SEC. • During any other period permitted by the SEC.
The Fund reserves the right to suspend account services or refuse transaction requests:	• With a notice of a dispute between registered owners or death of a registered owner. • With suspicion/evidence of a fraudulent act.

The Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:

• When it is detrimental for the Fund to make cash payments as determined in the sole discretion of the adviser or subadviser.
The Fund may withhold redemption proceeds for 10 days from the purchase date:	• When redemptions are made within 10 calendar days of purchase by check or ACH to allow the check or ACH transaction to clear.

Although most redemptions are made in cash, as described in the SAI, the Fund reserves the right to redeem shares in kind. If a shareholder receives a distribution in kind, the shareholder will bear the market risk associated with the distributed securities and would incur brokerage or other charges in converting the securities to cash.

How Fund Shares Are Priced

“Net asset value” is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities Number of outstanding shares

The net asset value of Fund shares is determined pursuant to policies and procedures approved by the Board of Trustees, as summarized below:

•	A share’s net asset value is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00 p.m. Eastern time. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, the Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Asset Value” in the SAI for more details.
•	The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received “in good order.”[1]

[1]	Please see the “Buying Shares” section which provides additional information regarding who can receive a purchase order.

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•	Requests received by the Fund after the NYSE closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the NYSE is open. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received by the transfer agent in “good order.” If the transfer agent receives the order in good order by 4:00 p.m. Eastern time, the shareholder will receive that day’s net asset value. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its net asset value (normally 4:00 p.m. Eastern time) are processed at the net asset value determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the net asset value next determined after your investment dealer submits the order to the Fund.
•	A Fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections “Buying Shares” and “Selling Shares.”

Generally, Fund securities are valued as follows:

•	Equity securities — last sale price on the exchange or market where primarily traded or if there is no reported sale during the day, the closing price.
•	Debt securities (other than short-term obligations) — based upon evaluated bids furnished to a Fund by a pricing service, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
•	Short-term obligations (purchased with an original or remaining maturity of 60 days or less) — amortized cost (which approximates market value).
•	Securities traded on foreign exchanges — market price on the foreign exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security’s value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund’s net asset value is calculated.
•	Options — The Fund generally values index options at the average of the closing bid and asked quotations.
•	Futures — current settlement price.
•	Foreign Currency Forward Contracts — interpolated prices determined from information provided by an independent pricing service.
•	All other securities — fair market value as determined by the adviser or subadviser of the Fund pursuant to procedures approved by the Board of Trustees.

As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that the Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s net asset value may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

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Fund Services

Dividends and Distributions

The Fund will generally distribute annually most or all of its net investment income (other than capital gains) in the form of dividends. The Fund expects to distribute all of its net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule for making distributions as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value unless you select one of the following alternatives:

•	Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Natixis Fund registered in your name. Certain investment minimums and restrictions may apply.
•	Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional Class Y shares of the Fund, or Class Y shares of another Natixis Fund.
•	Receive all distributions in cash.

For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year’s distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Fund and does not address any foreign, state or local tax consequences.

The Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify for treatment as a “regulated investment company,” and thus does not expect to pay any federal income tax on income and capital gains that are timely distributed to shareholders.

Taxation of Distributions from the Fund. For federal income tax purposes, distributions of investment income are generally taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments the Fund owned for more than one year over net short-term capital losses and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions attributable to the excess of net short-term capital gains from the sale of investments that the Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Income generated by investments in derivatives, fixed income securities and REITs generally is not eligible for treatment as qualified dividend income.

For taxable years beginning before January 1, 2011, long-term capital gain rates applicable to individuals have been temporarily reduced, in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets.

Dividends and distributions declared by the Fund in October, November or December of one year and paid in January of the next taxable year generally are taxable in the year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities, if any, may be exempt from state and local income taxes. The Fund will advise shareholders annually of the proportion of the Fund’s dividends that are derived from such interest.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Such

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distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized or realized but not distributed. Fund distributions are taxable whether shareholders receive them in cash or in additional shares.

Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable.

Sales or Exchanges of Fund Shares. A redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another Natixis Fund or Money Market Fund) is a taxable event and will generally result in recognition of gain or loss. Gain or loss, if any, recognized on a redemption, sale, exchange or other disposition of Fund shares will be taxed as long-term capital gain or loss if the shares are capital assets in the shareholder’s hands and the shareholder held the shares for more than one year.

Taxation of Certain Investments. The Fund’s investment in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such investments. Thus, the Fund could be required to liquidate investments, including at times when it may not be advantageous to do so, in order to satisfy the distribution requirements applicable to regulated investment companies under the Code.

The Fund’s investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund’s yield on those securities would be decreased. The Fund does not expect that shareholders will be entitled to claim a credit or deduction with respect to such foreign taxes incurred by the Fund. In addition, the Fund’s investments in certain foreign securities or in foreign currencies may be subject to special tax rules that accelerate or increase the recognition of income by the Fund, which may in turn affect the timing or amount of the Fund’s distributions to shareholders.

The Fund’s ability to invest directly in commodities and commodities-related investments is limited by the requirement that at least 90 percent of a regulated investment company’s income must consist of certain types of “qualifying income.” Accordingly, the Fund intends to seek exposure to commodities and commodities-related investments by investing in a wholly-owned Cayman Islands subsidiary that would in turn make such investments. It is possible, however, that the IRS could assert that income derived from the subsidiary does not constitute qualifying income, in which case the ability of the Fund to qualify as a regulated investment company would be adversely affected.

Non-U.S. Shareholders. In general, dividends (other than Capital Gain Dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). For further information, non-U.S. shareholders should consult the SAI.

Backup Withholding. The Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) if the shareholder does not furnish to the Fund certain information and certifications or the shareholder is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

Please see the SAI for additional information on the federal income tax consequences of an investment in the Fund. You should consult your tax adviser for more information on your own situation, including possible federal, state, local, foreign or other applicable taxes.

Compensation to Securities Dealers

The Distributor, the Adviser and their affiliates may, out of their own resources, make payments to dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer’s or intermediary’s clients have invested in the Fund, and other factors. These payments may also take the form of sponsorship of informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and other transfer agency-related services to dealers and intermediaries that sell Fund shares.

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Fund Services

Compensation to Securities Dealers (continued)

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Fund’s inclusion on a sales list, including a preferred or select sales list, or in other sales programs. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive.

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Financial Performance

Because the Fund has no performance history as of the date of this Prospectus, a financial highlights table for the Fund has not been included in this Prospectus.

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Glossary of Terms

Derivative — A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification — The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Inflation — A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate — Rate of interest charged for the use of money, usually expressed at an annual rate.

Maturity — The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets — The Fund’s assets minus its liabilities.

Net asset value (NAV) per share — The market value of one share of the Fund on any given day without taking into account any front-end sales charge. It is determined by dividing the Fund’s total net assets by the number of shares outstanding.

Volatility — The general variability of a portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield — The rate at which the Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

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If you would like more information about the Fund, the following documents will be available free upon request:

Annual and Semiannual Reports — When available, will provide additional information about the Fund's investments. Each report will include a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the Fund and its investment limitations and policies. The SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

To order a free copy of the Fund’s annual or semiannual report (when available), or its SAI, to request other information about the Fund and to make shareholder inquiries generally, contact your financial representative, or call the Fund at 800-225-5478.

Important Notice Regarding Delivery of Shareholder Documents:

In our continuing effort to reduce your fund’s expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household.

If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Fund, including its reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Fund’s reports and SAI are available free from the EDGAR Database on the SEC’s Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090.

Portfolio Holdings —  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

Natixis Distributors, L.P. (“Natixis Distributors”), and other firms selling shares of Natixis Funds are members of the Financial Industry Regulatory Authority (“FINRA”). As a service to investors, FINRA has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting FINRA at 800-289-9999 or by visiting its website at www.FINRA.org.

Natixis Distributors distributes the Natixis Funds and Loomis Sayles Funds. If you have a complaint concerning Natixis Distributors or any of its representatives or associated persons, please direct it to Natixis Distributors, L.P., Attn: Director of Compliance, 399 Boylston Street, Boston, MA 02116 or call us at 617-449-2828.

The following information is not part of the prospectus:

Notice of Privacy Policies and Practices

We (1) consider shareholder relationships to be the hallmark of our business and are dedicated to protecting the confidentiality of any nonpublic personal information provided by our customers (2). We understand the trust that our customers place in us and are committed to earning that trust well into the future.

Types of Information Gathered

We collect personal information on applications, forms, documents, transaction histories and correspondence (electronic, written and telephonic) with customers. Through our Web sites we gather information about visitors and their needs submitted through answers to surveys, data input to calculators and information entered onto forms. This information includes but is not limited to name, postal address, e-mail address and social security number. Much of the data collected is statistical in nature and is not generally attributable to any specific customer.

How We Use the Information

We use the information gathered to service your account and to provide you with additional information about products and services. We do not disclose any nonpublic information about current or former customers to any unaffiliated third party except as permitted by law, or at the specific request of the customer. The information we collect, as described above, may be shared with our corporate affiliates in the financial services industry in order to enhance and improve customer communications, services, and products designed to meet our customers’ needs. We may disclose some or all of the above information to affiliated and unaffiliated companies that perform marketing and other services (such as preparing and mailing prospectuses, reports and account statements, conducting research on client satisfaction, and gathering votes for shareholder proxies) on our or the Funds’ behalf or to other financial institutions with whom we have joint marketing agreements. These parties that are not affiliated with us have agreed not to use this information for any other purpose.

Policies and Practices to Protect Confidential Information

Only those employees that have a business need for personally identifiable data about our customers are given access to that information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect your nonpublic personal information. For example, we take precautions to help keep our information systems secure, including the use of firewalls for our Internet-based systems. We also use, when appropriate, encryption technologies, user authentication systems and access control mechanisms.

(1) For purposes of this notice the term “we” includes Natixis Funds, Loomis Sayles Funds, Hansberger International Series, Natixis Distributors, L.P., and their advisory affiliates which include Natixis Asset Management Advisors, L.P., Loomis, Sayles & Company, L.P. and all of their successors.

(2) For purposes of this notice, the terms customer or customers include both shareholders of mutual funds in the Natixis Funds, Loomis Sayles Funds, Hansberger International Series and individuals who provide nonpublic personal information, but do not invest in the Funds.

YAS51-1208

(Investment Company Act File No. 811-00242)